Selected Revenue and Expense Information for Each Reportable Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Net revenues from external customers	$ 578,082	[1]	$ 499,912	[1]	$ 407,177	[1]
Cost of revenues	(366,518)	[1]	(316,674)	[1]	(250,733)	[1]
Gross profit	211,564		183,238		156,444
Laboratory services
Segment Reporting Information [Line Items]
Net revenues from external customers	430,853	[1]	382,890	[1]	311,638	[1]
Cost of revenues	(264,370)	[1]	(235,148)	[1]	(184,882)	[1]
Gross profit	166,483		147,742		126,756
Manufacturing services
Segment Reporting Information [Line Items]
Net revenues from external customers	147,229	[1]	117,022	[1]	95,539	[1]
Cost of revenues	(102,148)	[1]	(81,526)	[1]	(65,851)	[1]
Gross profit	$ 45,081		$ 35,496		$ 29,688

[1]	Process Chemistry revenues of $20.4 million and Process Chemistry cost of revenues of $12.7 million for 2011, have been reclassified from Laboratory Services to Manufacturing Services (see Note 22).